Note 10 - Share-based Compensation	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Share-based Payment Arrangement [Text Block]
10.	Share-based compensation

General

On February 24, 2017, in connection with the IPO, the Company’s board of directors and shareholders approved an equity compensation plan, the 2017 Omnibus Incentive Plan (the “2017 Plan”), which became effective on March 9, 2017, to provide an additional incentive to selected officers, employees, non-employee directors, independent contractors and consultants of the Company (the “Participants”) under certain conditions. Under the 2017 Plan, the maximum number of the Company’s ordinary shares reserved for issuance is 5,277,197 shares.

Restricted shares

The following table summarizes the Company’s employee restricted share activities under the 2017 Plan:

	Number of shares	Weighted average grant date fair value
		$

Outstanding at December 31, 2018	155,250	19.94
Granted	112,427	14.11
Vested	(113,102)	17.90
Forfeited	-	-
Outstanding at December 31, 2019	154,575	17.19
Granted	14,394	12.82
Vested	(38,023)	15.19
Forfeited	-	-
Outstanding at December 31, 2020	130,946	17.30
Granted	15,164	14.64
Vested	(22,683)	14.78
Forfeited	(40,679)	14.00
Outstanding at December 31, 2021	82,748	19.12
Expected to vest at December 31, 2021	7,748	12.52

As of December 31, 2021, there was $36 of total unrecognized share-based compensation cost, related to unvested and expected to vest restricted shares. This unrecognized share-based compensation cost is expected to be recognized over an estimated weighted-average period of 1.05 years. Total unrecognized compensation cost may be adjusted for actual forfeitures occurring in the future.

The total fair value of restricted shares vested during the years ended December 31, 2019, 2020 and 2021 was $1,066, $396, and $273, respectively.

Share options

The following table summarizes the Company’s share option activities under the 2017 Plan:

	Number of options	Weighted average exercise price	Weighted average grant date fair value	Weighted average remaining contractual term	Aggregate intrinsic value
		$	$	Years	$

Outstanding at December 31, 2018	465,900	27.91		9.12
Granted	19,700	13.96	8.63
Canceled	(335,900)	29.00	19.91
Outstanding at December 31, 2019	149,700	23.61		8.69
Granted	1,791,943	13.32	8.21
Forfeited	(2,594)	13.83	8.64
Outstanding at December 31, 2020	1,939,049	14.12		9.38
Granted	1,134,672	11.24	8.19
Exercised	(98,500)	16.13	9.66		473
Forfeited	(307,883)	14.52	9.06
Outstanding at December 31, 2021	2,667,338	12.77		8.82	-
Exercisable as of December 31,2021	871,881	14.58		8.41	-
Vested and expected to vest at December 31, 2021	1,777,271	13.51		8.73	-

As of December 31, 2021, there was $4,650 of total unrecognized share-based compensation cost, related to unvested and expected to vest share options. This unrecognized share-based compensation cost is expected to be recognized over an estimated weighted-average period of 1.71 years. Total unrecognized compensation cost may be adjusted for actual forfeitures occurring in the future. The intrinsic value of a share option is the difference between the market price of the ordinary share at the measurement date and the exercise price of the option. There is no intrinsic value for options outstanding and exercisable as of December 31, 2021 as the closing share price at the end of 2021 creates a negative intrinsic value.

The total fair value of share options vested during the years ended December 31, 2019, 2020 and 2021 was $331, $5,422, and $2,158, respectively.

Fair value of options

The Black-Scholes-Merton formula was applied in determining the estimated fair value of the share options granted without market conditions. The model requires the input of highly subjective assumptions including the estimated expected share price volatility and the expected terms of awards. These estimates involve inherent risk and uncertainties and the application of management’s judgment. The Company historically has limited available historical data to demonstrate consistent early exercise behavior. To determine the expected term of the awards, the Company applied a simplified method considering factors including the timing of achieving various performance conditions and their respective probabilities as well as the contractual life of the options. The risk-free interest rates for the periods within the expected term of the option are based on the U.S. Treasury rate. The volatility assumption was estimated based on historical volatility of the Company’s share price. The Company’s management was ultimately responsible for the determination of the estimated fair value of its share options.

The following table presents the assumptions used in Black-Scholes-Merton formula to estimate the fair values of the share options granted in the years presented:

	December 31,
	2019			2020			2021

Fair value of ordinary share			13.96	10.37	~	17.94	9.48	~	31.31
Risk-free interest rate	1.62%	~	1.68%	0.11%	~	1.64%	0.37%	~	1.47%
Expected term (years)	5.0	~	7.1	5.0	~	10.0	5.0	~	7.49
Expected volatility			70%	70%	~	75%	75%	~	90%
Expected dividend yield			0%			0%			0%
Contractual life (years)			10			10			10

Monte Carlo Simulation model was applied in determining the estimated fair value of share options that are subject to market conditions. This model incorporates six minimum considerations: 1) the exercise price of the option, 2) the contractual term of the option, 3) the current fair value of the underlying equity, 4) the expected volatility of the value of the underlying share for the contractual term of the option which is estimated based on historical volatility of the Company’s share price, 5) the expected dividends on the underlying share for the expected term of the option and 6) the risk-free interest rates for the contractual term of the option, which are based on the U.S. Treasury rate.

A total of 370,000 share options granted in May 2021 are subject to market conditions. The following table presents the assumptions used in Monte Carlo Simulation model to estimate the fair values of the share options granted:

December 31, 2021

Exercise price	10.18
Fair value of ordinary share	10.71
Risk-free interest rate	1.63%
Contractual term (years)	10
Expected volatility	75%
Expected dividend yield	0%

Long-term incentives

During 2021, the Company issued long-term incentive awards (with an aggregate value of $79,225 to certain of its senior management. The long-term incentive awards are subject to certain performance-based vesting conditions and certain awards also are subject to market conditions. 25% of the long-term incentive awards will be settled in the Company’s ordinary shares, and the remaining 75% of the awards will be settled in cash or the Company’s ordinary shares, all or in part, at the grantee’s election.

The long-term incentive awards are classified as liability awards. For the year ended December 31, 2021, the Company recognized $204 of compensation expense, and issued a total of 3,486 ordinary shares with a total fair value of $37. As of December 31, 2021, there was $96 of total unrecognized share-based compensation cost, related to unvested and expected to vest long-term incentive awards. This unrecognized share-based compensation cost is expected to be recognized over an estimated weighted-average period of 1.09 years. Total unrecognized compensation cost may be adjusted for actual forfeitures occurring in the future.

The following table summarizes total share-based compensation expense recognized for the years ended December 31, 2019, 2020 and 2021:

	Year Ended December 31,
	2019	2020	2021
	$	$	$

Research and development	630	4,124	901
General and administrative	1,471	4,070	2,251

Total	2,101	8,194	3,152